Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

April 22, 2019

Via EDGAR

Alison White
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A

Dear Ms. White,

Principal Exchange-Traded Funds (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 86 to the Registrant’s registration statement on Form N-1A under the 1933 Act (post-effective amendment number 88 under the Investment Company Act of 1940) (the "Amendment").

The Registrant is filing the Amendment to add the Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, and the Principal U.S. Small-Midcap Multi-Factor Core Index ETF.

Because other disclosure in the filing has been reviewed as part of the annual update process and off-cycle filings for other new funds, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks). See Release No. 33-6510 (February 15, 1984). The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense information, portfolio manager information, and 5% and 25% ownership information.

The Amendment consists of a Facing Page; Part A - a prospectus for the above-listed ETFs; Part B - a Statement of Additional Information for certain of the Registrant's other series, revised to include the above-listed ETFs; Part C; and signature pages.

Please call me at 515-235-1209 if you have any questions.

Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst
Assistant Counsel, Registrant

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